INVESTMENTS - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Investments	$ 893	$ 913
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	726	723
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 167	$ 190